Note 13 - Other Expenses (Details Textual) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Employee expense, included in adminstrative expenses	$ 17.0	$ 15.5	$ 32.3	$ 38.9
Employee expense included in selling and marketing expneses	$ 26.5	$ 40.0	$ 54.0	$ 85.6